Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2022	2021

Basic weighted average number of shares outstanding	451,570	450,138

Effect of dilutive securities

Share purchase options	425	676

Restricted share units	349	356

Diluted weighted average number of shares outstanding	452,344	451,170

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$50.55, compared to Cdn$52.94 for the comparable period in 2021.

	Years Ended December 31

(in thousands)	2022	2021

Share purchase options	337	-

Share purchase warrants	10,000	10,000

Total	10,337	10,000